Directors' and prescribed officers' remuneration - Key management share ownership (Details) - shares	Apr. 22, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		11,774,633	7,377,480	7,693,178
%
Directors
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		9,777,728	6,835,179	6,710,926
%
Neal Froneman
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	8,230,978	6,636,286	4,829,128	4,858,723
%		0.24%	0.17%	0.18%
ADR shares held (in shares)		90,479	3,213	28,440
Ordinary shares issued upon conversion of ADRs (in shares)		361,916	12,852	113,760
Charl Keyter
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	1,466,181	2,866,791	1,775,994	1,673,316
%		0.10%	0.06%	0.06%
Timothy Cumming3
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		6,000	1,242	242
%		0.00%	0.00%	0.00%
Richard Menell3
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		15,125	84,625	108,625
%		0.00%	0.00%	0.00%
Keith Rayner3
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		68,992	68,992	68,992
%		0.00%	0.00%	0.00%
Susan van der Merwe3
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		1,028	1,027	1,028
%		0.00%	0.00%	0.00%
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		2,000	0	0
%		0.00%	0.00%	0.00%
Vincent Maphai
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		152,135	50,000	0
%		0.01%	0.00%	0.00%
Savannah Danson
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	16,519	2,519	2,519	0
%		0.00%	0.00%	0.00%
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		16,852	16,852	0
%		0.00%	0.00%	0.00%
ADR shares held (in shares)		4,213	4,213
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		10,000	4,800	0
%		0.00%	0.00%	0.00%
ADR shares held (in shares)		2,500	1,200
Chris Bateman
Disclosure of transactions between related parties [line items]
Number of shares (in shares)			0	32,747
%		0.00%	0.00%	0.00%
Shadwick Bessit
Disclosure of transactions between related parties [line items]
Number of shares (in shares)			94,707	31,652
%		0.00%	0.00%	0.00%
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Number of shares (in shares)			0	184,311
%		0.00%	0.00%	0.01%
Dawie Mostert
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	26,585	26,466	38,975	38,975
%		0.00%	0.00%	0.00%
Themba Nkosi
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		204,533	59,022	796
%		0.01%	0.00%	0.00%
Wayne Robinson
Disclosure of transactions between related parties [line items]
Number of shares (in shares)			184,333	73,292
%		0.00%	0.01%	0.00%
Richard Stewart
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	788,771	739,633	105,303	362,747
%		0.03%	0.00%	0.01%
Robert van Niekerk
Disclosure of transactions between related parties [line items]
Number of shares (in shares)	1,364,690	875,261	24,341	257,732
%		0.03%	0.00%	0.01%
Laurent Charbonnier
Disclosure of transactions between related parties [line items]
Number of shares (in shares)		151,012	35,620	0
%		0.01%	0.00%	0.00%
ADR shares held (in shares)		37,753	8,905